Note 7 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deferred Charges [Text Block]
7.
Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Dry-docking and Special Survey Costs
Balance, January 1, 2017	$20,367
Additions	5,582
Amortization	(7,627)
Write-off and other movements (Note 6)	(2,875)
Transfer to vessel held for sale	(18)
Balance, December 31, 2017	$15,429
Additions	18,568
Amortization	(7,290)
Transfer to vessel held for sale	(457)
Balance, December 31, 2018	$26,250

During the years ended
December 31, 2016,
2017
and
2018,
6,
7
and
17
vessels, respectively, underwent and completed their special surveys.
The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.